Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 1	$ 1	$ 1
Common stock, shares outstanding (in shares)	93,013,031	92,246,525	94,704,173